Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

Note 14. Commitments and Contingencies

The Company leases its New Jersey office and warehouse facilities under non‑cancelable leases that expire in July 2022 and December 2023, respectively. On September 6, 2018, the Company entered into a sublease agreement to lease additional office space in its New Jersey location that expires November 2023. The Company also leases office and warehouse facilities in Tampa, Florida, under a non‑cancelable lease that expires in October 2023. The Company also leases its Argentina office and warehouse facilities which originally expired in December 31, 2014, but the contract was amended to extend to December 31, 2020. The Company also leases its Hungary office and warehouse facilities which expired on February 15, 2017 and automatically renewed for a two‑year term. The lease will continue to renew for successive two‑year periods unless either party elects not to renew. The Company also leases its North Carolina office and warehouse facilities that expires on July 31, 2019. In 2018, the Company began leasing vehicles under a cancelable fleet lease that has successive one-year renewal terms. The lease may be terminated by either party by providing written notice to the other.

Total rent expense charged to selling, general and administrative expenses was $1,000,994 and $598,159 for the years ended December 31, 2018 and 2017, respectively. Total rent expense charged to research and development was $229,448 and $273,706 for the years ended December 31, 2018 and 2017, respectively. The rent expense charged to cost of goods sold was $343,793 and $372,429 the years ended December 31, 2018 and 2017, respectively. The table below shows the future minimum rental payments, exclusive of taxes, insurance and other costs, under the leases as of December 31, 2018:

Years ending December 31	Operating Leases
2019	$1,997,564
2020	1,371,444
2021	1,084,566
2022	859,184
2023	490,514
Thereafter	—
Total	$5,803,272

Capital Leases

Amortization of assets held under the capital lease is included in depreciation expense as a component of selling, general and administrative expenses. The Company has future minimum lease payments for the year ended December 31, 2018 required under the capital leases together with its present value of the net minimum lease payments of $257,293.

Contingent Milestone Payments

The Company has entered into strategic business agreements for the development and marketing of finished dosage form pharmaceutical products with various pharmaceutical development companies. Each strategic business agreement includes a future payment schedule for contingent milestone payments and in certain strategic business agreements, minimum royalty payments. The Company will be responsible for contingent milestone payments and minimum royalty payments to these strategic business partners based upon the occurrence of future events. Each strategic business agreement defines the triggering event of its future payment schedule, such as meeting product development progress timelines, successful product testing and validation, successful clinical studies, and various U.S. Food and Drug Administration and other regulatory approvals.

Royalty Obligations

The Company has agreements with third parties that require the Company to make minimum royalty payments on a calendar year basis.

The following table lists the Company’s enforceable and legally binding royalty obligations as of December 31, 2018:

Royalty Obligations
Less than 1 year	$1,375,000
1 to 3 years	3,188,000
3 to 5 years	3,000,000
More than 5 years	1,083,000
Total	$8,646,000

Supply Agreement Obligations

The Company is engaged in various supply agreements with third parties which obligate the Company to purchase various API or finished products at contractual minimum levels. None of these agreements are individually in the aggregate material to the Company. Further, the Company does not believe at this time that any of the purchase obligations represent levels above that of normal business demands.

The following table lists the Company’s enforceable and legally binding purchase obligations as of December 31, 2018:

Purchase Obligations
Less than 1 year	$4,000,000
1 to 3 years	—
3 to 5 years	—
Total	$4,000,000

Defined Contribution Plan

Vertical/Trigen and Legacy Osmotica both had a defined contribution plan under Section 401(k) of the Internal Revenue Code ("IRC") as of December 31, 2016 pursuant to the Merger (the "Contribution Plans"). The employees of the respective Companies are eligible to participate in the Contribution Plans. Participants may contribute amounts through payroll deductions not to exceed IRC limitations. For the year ended December 31, 2016, the Vertical/Trigen Plan provided for nonelective employer contributions equal to 3% of basic compensation. The separate Contribution Plans were merged into one plan effective January 1, 2017. Effective January 1, 2017, the plan provides for employer matching contributions equal to 100% of each employee's elective deferrals up to 3% of base salary, plus 50% of each employee's elective deferrals between 3% and 5% of base salary. For the years ended December 31, 2018 and 2017, the Company recognized expenses related to its contributions under the Plan of $1,076,677 and $896,632, respectively.

Legal Proceedings

The Company is a party in legal proceedings and potential claims arising from time to time in the ordinary course of its business. The amount, if any, of ultimate liability with respect to such matters cannot be determined. Despite the inherent uncertainties of litigation, management of the Company believes that the ultimate disposition of such proceedings and exposures will not have a material adverse impact on the financial condition, results of operations, or cash flows of the Company.

Osmotica was a party to patent infringement litigation in the U.S. District Court for the Northern District of Georgia with Shire Development, LLC (“Shire”) over the Company’s proposed delayed‑release mesalamine abbreviated new drug application (“ANDA”) product which is a generic version of Shire’s LIALDA®. (Shire Development LLC et al. v. Osmotic Pharmaceutical Corp., No. 1‑12‑cv‑00904 (N.D. Georgia, filed March 16, 2012)). The litigation over the mesalamine product was limited to one (1) patent, U.S. Patent No. 6,773,720 (the “720 Patent”), which is directed to a particular controlled‑release formulation. Absent invalidation by a generic challenger, the ‘720 Patent will expire on June 8, 2020.

On March 29, 2017, Osmotica sent a notice to the FDA requesting that their ANDA be withdrawn, and on March 31, 2017, Osmotica received confirmation from FDA that the ANDA was withdrawn. On May 5, 2017, Osmotica was dismissed from the litigation, as such no loss or accrual was deemed necessary.

On February 16, 2018, the Company received FDA approval for its amantadine extended release tablets under the trade name Osmolex ER. On that same date the Company filed in the Federal District Court for the District of Delaware a Complaint for Declaratory Judgment of Noninfringement of certain patents owned by Adamas Pharmaceuticals, Inc. (Osmotica Pharmaceutical US LLC and Vertical Pharmaceuticals, LLC vs. Adamas Pharmaceuticals, Inc. and Adamas Pharma, LLC). Adamas was served with the Complaint on February 21, 2018. Adamas filed an answer on April 13, 2018 denying the allegations in the Complaint. On September 20, 2018, Adamas filed an amended answer to the Company’s Complaint for Declaratory Judgment of Noninfringement, with counterclaims alleging infringement of certain patents included in the Company’s Complaint and requesting that the court grant Adamas damages, injunctive relief and attorneys’ fees.